Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt
Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt
The following summarizes the components of current and long-term accounts and notes receivable, net:

	As of December 31,
	2015	2014
Current:
Accounts receivable	$497.7	$479.5
Notes receivable	180.4	194.6
Allowance for doubtful accounts	(23.3)	(17.0)
Current accounts and notes receivable, net	$654.8	$657.1
Long-term:
Notes receivable, net	51.3	87.5
Total accounts and notes receivable, net	$706.1	$744.6

Credit Quality of Notes Receivable
The Company has provided extended payment terms and development financing to certain customers in the form of notes receivable. We carry our notes receivable at face amounts less an allowance for doubtful accounts and imputed interest, if any. Interest income is recognized ratably over the life of the note receivable and any related fees or costs to establish the notes are expensed as incurred, as they are considered insignificant. Actual or imputed interest, if any, is determined based on stated rates or current market rates at the time the note originated and is recorded as interest income in other income (expense), net, ratably over the payment period. We generally impute interest income on notes receivable with terms greater than one year that do not contain a stated interest rate. The interest rates on our outstanding notes receivable ranged from 4.0% to 10.4% at December 31, 2015 and 2014. Our policy is to generally recognize interest on our notes receivable until the note receivable is deemed non-performing, which we define as a note on which payments are over 180 days past due. The amount of our non-performing notes was immaterial at December 31, 2015 and 2014.
We monitor the credit quality of our accounts and notes receivable by reviewing an aging of customer invoices. Invoices are considered past due if a scheduled payment is not received within agreed-upon terms. We also review a variety of other relevant qualitative information such as collection experience, economic conditions and customer-specific financial conditions to evaluate credit risk in recording the allowance for doubtful accounts or as an indicator of an impaired loan. Where possible, we seek payment deposits, collateral, pledge agreements, bills of exchange, foreign bank letters of credit, post-dated checks or personal guarantees with respect to notes receivable from our customers. However, the majority of our international notes receivable do not have these features. Currently, we have not sold our notes receivable to third parties; therefore, we do not have any off-balance sheet liabilities for factored receivables.
Over the past few years, the government authorities in Argentina had limited the exchange of pesos into U.S. dollars and the transfer of funds from Argentina. In December 2015, the newly elected government removed the limitations of the previous government and also devalued the “official” peso to the market rate. Our accounts and notes receivable, net, from customers in Argentina at December 31, 2015 was $15.4 million, which is denominated in U.S. dollars, although, under the terms of our arrangements with our customers in Argentina, they are required to pay us in pesos at the spot exchange rate between the peso and the U.S. dollar on the date of payment. With the recent devaluation of the peso, our customers will now have to pay more pesos to reduce their obligations. In evaluating the collectability of customer receivables in Argentina at December 31, 2015, we specifically evaluated recent government actions, payments, receivable aging, any additional security or collateral we had (bills of exchange, pledge agreements, etc.) and other facts and circumstances relevant to our customers’ ability to pay. Our customers in Argentina have continued to pay us in pesos based on the spot exchange rate between the peso and the U.S. dollar on the payment date. We collected $32.7 million of outstanding receivables from customers in Argentina during the year ended December 31, 2015.
Recent government actions and challenges affecting the gaming industry in Mexico have increased the credit quality risk with respect to certain of our current Mexico customers. Our accounts and notes receivable, net, from these certain customers in Mexico at December 31, 2015 was $36.2 million. We collected $33.4 million of outstanding receivables from these customers during the year ended December 31, 2015.
The following summarizes the components of total notes receivable, net:

	December 31, 2015	Balances over 90 days past due	December 31, 2014	Balances over 90 days past due
Notes receivable:
Domestic	$62.4	$2.6	$95.3	$7.9
International	169.8	26.6	186.8	12.0
Total notes receivable	232.2	29.2	282.1	19.9

Notes receivable allowance for doubtful accounts:
Domestic	(2.6)	(2.5)	—	—
International	(10.6)	(9.5)	(5.9)	(3.5)
Total notes receivable allowance for doubtful accounts	(13.2)	(12.0)	(5.9)	(3.5)

Notes receivable, net	$219.0	$17.2	$276.2	$16.4

At December 31, 2015, 7.9% of our total notes receivable, net, was past due by over 90 days compared to 5.9% at December 31, 2014.
The following tables detail our evaluation of notes receivable for impairment as of December 31, 2015 and 2014:

	As of December 31, 2015	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Notes receivable:
Domestic	$62.4	$20.7	$41.7
International	169.8	101.8	68.0
Total notes receivable	$232.2	$122.5	$109.7

	As of December 31, 2014	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Notes receivable:
Domestic	$95.3	$36.1	$59.2
International	186.8	121.0	65.8
Total notes receivable	$282.1	$157.1	$125.0

The following table reconciles the allowance for doubtful notes receivable from December 31, 2014 to December 31, 2015:

	Total	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Beginning balance at December 31, 2014	$5.9	$5.9	$—
Charge-offs	(0.8)	(0.8)	—
Recoveries	(1.0)	(0.9)	(0.1)
Provision	9.1	8.7	0.4
Ending balance at December 31, 2015	$13.2	$12.9	$0.3

Modifications to original financing terms are exceptions to our cash collection process and are a function of collection activities with the customer. If a customer requests a modification of financing terms during the collection process, we evaluate the proposed modification in relation to the recovery of our gaming machines, generally seek additional security and recognize any additional interest income ratably over the remaining new financing term. Additionally, we often take the opportunity to simplify the customer's future payments by consolidating several notes (each typically representing an individual purchase transaction) into one note. In those instances, the aging of any outstanding receivable balance would be adjusted to reflect the new payment terms. Any such modifications generally do not include a concession on the amount owed and generally result only in a delay of payments relative to the original terms.
There were no significant modifications during the year ended December 31, 2015. The following summarizes the notes receivable financing terms that were modified during the year ended December 31, 2014:

		Twelve Months Ended December 31, 2014
	# of Customers	# of Notes	Pre-Modification Investment	Post-Modification Investment
Financing term modifications:
International (1)	11	34	$17.1	$17.1
Total financing term modifications	11	34	$17.1	$17.1
    (1) The modifications are detailed below:

•	One customer for which 12 notes were consolidated into one note aggregating $4.0 million, with an average 28-month payment extension;

•	One customer for which three notes were consolidated into one note aggregating $3.1 million, with an average four-month payment extension;

•	One customer for which five notes were consolidated into one note aggregating $2.5 million, with an average 24-month payment extension;

•	One customer with a note for $2.3 million for which original payment terms were extended by nine months;

•	One customer with a note for $1.8 million for which original payment terms were extended by 34 months;

•
One customer for which four notes were consolidated into one note aggregating $1.4 million, with an average five-month extension and another note for $0.2 million for which original payment terms were extended by seven months;

•	One customer for which two notes were consolidated into one note aggregating $0.7 million, with an average 15-month payment extension;

•	One customer with a note for $0.5 million for which original payment terms were extended by 21 months;

•	One customer with a note for $0.3 million for which original payment terms were extended by 27 months;

•	One customer for which two notes were consolidated into one note aggregating $0.2 million, with an average 14-month payment extension; and

•	One customer with a note for $0.1 million for which original payment terms were extended by 21 months.
In certain international jurisdictions, we offer extended financing terms to our customers. Such financing activities subject us to increased credit risk, which could be exacerbated by, among other things, unfavorable economic conditions or political or economic instability in those regions. Our notes receivable were concentrated in the following international gaming jurisdictions at December 31, 2015:

Mexico	19%
Peru	16%
Australia	9%
Columbia	7%
Argentina	5%
Other (less than 5% individually)	18%
International	74%